Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	237,552
Proposed Maximum Offering Price per Unit	75.84
Maximum Aggregate Offering Price	$ 18,015,943.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,488.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low sale prices of the Registrant's common stock on August 27, 2026, as reported on the New York Stock Exchange. Pursuant to Rule 416 under the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional shares of common stock that shall be issuable to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions.